Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2022	2023	2024
	USD	USD	USD
China Income tax statutory rate	(25.0)%	(25.0)%	(25.0)%
Nondeductible expenses-permanent difference	0.1%	0.1%	0.1%
Change in valuation allowance	24.9%	24.9%	24.9%
Effective tax rate	-%	-%	-

Schedule of Deferred Tax Assets

The Company’s deferred tax assets are comprised of the following:

	As of December 31,
	2023	2024
	USD	USD
Deferred tax assets
Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$12,324	$11,987
Total gross deferred tax assets	$12,324	$11,987